Note 14 - Related Party Transactions - Incurred Expenses With Cascabel and IMDEX (Details) - Cascabel and IMDEX [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Exploration and marketing services	$ 436	$ 505
Travel and expenses	29	12
Administration for Mexican subsidiaries	54	54
Field exploration services	167	160
Expenses incurred for related parties	$ 686	$ 731